Capital Stock - Non-Vested Stock Option Activity and Related Information (Detail) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Options
Options Outstanding Non-Vested Stock Options - beginning of year (shares)	1,800	1,379	1,096
Stock options granted (in shares)	2,525	1,052	732
Options, Vested (shares)	(807)	(609)	(399)
Options, Forfeited (shares)	(111)	(22)	(50)
Options Outstanding Non-Vested Stock Options - end of year (shares)	3,407	1,800	1,379
Weighted-Average Grant Date Fair Value
Weighted-Average Grant Date Fair Value, Outstanding non-vested stock options - beginning of Year (dollars per share)	$ 4.25	$ 4.44	$ 4.30
Weighted-average grant-date fair value of options granted (in dollars per share)	1.53	4.21	4.71
Weighted-Average Grant Date Fair Value, Vested (dollars per share)	4.18	4.65	4.62
Weighted-Average Grant Date Fair Value, Forfeited (dollars per share)	3.33	3.93	3.94
Weighted-Average Grant Date Fair Value, outstanding non-vested stock options - end of year (dollars per share)	$ 2.28	$ 4.25	$ 4.44